Commitments and Contingencies (Details 2) (USD $)	Dec. 31, 2011 plan	Dec. 31, 2010
Commitments and Contingencies
Letters of credit outstanding	$ 75,000,000	$ 71,000,000
Number of US pension plans that are a LOC beneficiary	1